INVESTMENTS IN AFFILIATED COMPANIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 5,750	$ 18,016	$ 6,592
Loss	$ 340	$ (206)	$ (1,070)